GUARANTEES OF REGISTERED SECURITIES (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidating Income Statements [Abstract]
REVENUE		$ 1,282.8	$ 1,843.2	$ 2,137.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)		685.0	779.7	980.2
Depreciation and amortization		403.7	402.9	391.4
Selling, general and administrative		104.6	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary		(157.4)	0.0	0.0
(Gain) loss on disposals of property and equipment		9.4	8.7	(7.7)
Gain on litigation settlement				0.0
Material charges and other operating items		0.0	32.9	337.3
Total costs and expenses		1,045.3	1,326.4	1,815.5
Income (Loss) from Equity Method Investments		0.9	0.0	0.0
INCOME (LOSS) FROM OPERATIONS		238.4	516.8	321.5
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized		(155.7)	(155.5)	(145.3)
Interest income		15.4	3.8	1.1
Gain on extinguishment of debt		1.7	(31.2)	(1.5)
Other - net		(0.5)	(8.3)	(18.1)
Total other (expense) - net		(139.1)	(191.2)	(163.8)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES		99.3	325.6	157.7
Provision for income taxes		26.6	5.0	64.4
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX		0.0	0.0	0.0
NET INCOME		72.7	320.6	93.3
Statement of Comprehensive Income [Abstract]
NET INCOME		72.7	320.6	93.3
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	$ 19.2	(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes		11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)		(21.9)	2.3	20.8
COMPREHENSIVE INCOME		50.8	322.9	114.1
CURRENT ASSETS:
Cash and cash equivalents		1,255.5	484.2	339.2	$ 1,332.1	$ 1,255.5
Receivables - trade and other					212.8	301.3
Prepaid expenses and other current assets					15.5	23.5
Total current assets					1,560.4	1,580.3
Property and equipment - gross					8,833.9	9,100.8
Less accumulated depreciation and amortization					2,281.2	2,040.8
Property and equipment - net					6,552.7	7,060.0
Investment in Consolidated Subsidiary					0.0	0.0
Long-term note receivable from unconsolidated subsidiary					270.2	0.0
Due from affiliates					0.0	0.0
Investment in unconsolidated subsidiary					30.9	0.0
Other assets					44.1	35.3
TOTAL ASSETS					8,458.3	8,675.6
CURRENT LIABILITIES:
Current portion of long-term debt					0.0	126.8
Accounts payable - trade					97.2	94.3
Deferred revenue					1.1	103.9
Accrued liabilities					159.1	158.8
Total current liabilities					257.4	483.8
Long-term debt, less current portion					2,510.3	2,553.4
Due to affiliates					0.0	0.0
Other liabilities					293.6	338.8
Deferred income taxes - net					10.9	185.7
Shareholders' equity					5,386.1	5,113.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY					8,458.3	8,675.6
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations		299.8	929.6	999.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		(100.6)	(117.6)	(722.9)
Proceeds from (Payments for) Other Financing Activities		(7.7)	0.0	0.0
Investment in unconsolidated subsidiary		(30.0)	0.0	0.0
Contributions to unconsolidated subsidiary for note receivable		(357.7)	0.0	0.0
Proceeds from sale of assets to unconsolidated subsidiary		357.7	0.0	0.0
Repayments of note receivable from unconsolidated subsidiary		87.5	0.0	0.0
Proceeds from disposals of property and equipment		3.3	6.2	19.4
Advances on note receivable from consolidated subsidiary				0.0
Collections on note receivable from consolidated subsidiary			0.0	0.0
Net cash provided by (used in) investing activities		(47.5)	(111.4)	(703.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates		0.0	0.0	0.0
Distributions to issuer		0.0	0.0	0.0
Proceeds from borrowings		0.0	500.0	220.0
Reductions of long-term debt		(170.0)	(511.8)	(317.9)
Payments of Financing Costs		0.0	24.0	1.0
Dividends paid		0.0	0.0	(50.5)
Debt issue costs		0.0	(8.7)	0.0
Shares repurchased for tax withholdings on vesting of restricted share units		(5.7)	(5.0)	(1.2)
Excess tax benefits from share-based compensation		0.0	2.6	0.0
Net cash provided by (used in) financing activities		(175.7)	(46.9)	(150.6)
INCREASE IN CASH AND CASH EQUIVALENTS		76.6	771.3	145.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		1,255.5	484.2	339.2
CASH AND CASH EQUIVALENTS, END OF PERIOD		1,332.1	1,255.5	484.2
Proceeds From (Payments To) Divestiture (Acquisition) Of Interest In Consolidated Subsidiaries		0.0	0.0	0.0
Consolidation, Eliminations [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE		(49.1)	(34.1)	(56.4)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)		(43.0)	(29.1)	(50.4)
Depreciation and amortization		0.0	1.0	1.5
Selling, general and administrative		(6.1)	(6.0)	(7.5)
Gain on sale of assets to unconsolidated subsidiary		0.0
(Gain) loss on disposals of property and equipment		0.0	0.0	0.0
Gain on litigation settlement				0.0
Material charges and other operating items			0.0	0.0
Total costs and expenses		(49.1)	(34.1)	(56.4)
Income (Loss) from Equity Method Investments		0.0
INCOME (LOSS) FROM OPERATIONS		0.0	0.0	0.0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized		0.6	4.1	22.8
Interest income		(0.6)	(4.1)	(22.8)
Gain on extinguishment of debt		0.0	0.0	0.0
Other - net		0.0	0.0	0.0
Total other (expense) - net		0.0	0.0	0.0
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES		0.0	0.0	0.0
Provision for income taxes		321.9	(35.2)	(17.1)
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX		(232.9)	(310.7)	32.1
NET INCOME		(554.8)	(275.5)	49.2
Statement of Comprehensive Income [Abstract]
NET INCOME		(554.8)	(275.5)	49.2
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes		33.3	5.1	(7.0)
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes		(11.4)	(7.4)	(13.8)
OTHER COMPREHENSIVE INCOME (LOSS)		21.9	(2.3)	(20.8)
COMPREHENSIVE INCOME		(532.9)	(277.8)	28.4
CURRENT ASSETS:
Cash and cash equivalents		0.0	0.0	0.0	0.0	0.0
Receivables - trade and other					0.0	0.0
Prepaid expenses and other current assets					0.0	0.0
Total current assets					0.0	0.0
Property and equipment - gross					0.0	0.0
Less accumulated depreciation and amortization					0.0	0.0
Property and equipment - net					0.0	0.0
Investment in Consolidated Subsidiary					(11,654.6)	(11,170.4)
Long-term note receivable from unconsolidated subsidiary					0.0
Due from affiliates					(691.7)	(501.8)
Investment in unconsolidated subsidiary					0.0
Other assets					31.3	0.0
TOTAL ASSETS					(12,315.0)	(11,672.2)
CURRENT LIABILITIES:
Current portion of long-term debt						0.0
Accounts payable - trade					0.0	0.0
Deferred revenue					0.0	0.0
Accrued liabilities					0.0	0.0
Total current liabilities					0.0	0.0
Long-term debt, less current portion					0.0	0.0
Due to affiliates					(691.7)	(501.8)
Other liabilities					0.0	0.0
Deferred income taxes - net					(182.6)	(535.7)
Shareholders' equity					(11,440.7)	(10,634.7)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY					(12,315.0)	(11,672.2)
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations		(15.1)	(106.5)	(47.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		0.0	0.0	0.0
Proceeds from (Payments for) Other Financing Activities		0.0
Investment in unconsolidated subsidiary		0.0
Contributions to unconsolidated subsidiary for note receivable		0.0
Proceeds from sale of assets to unconsolidated subsidiary		0.0
Repayments of note receivable from unconsolidated subsidiary		0.0
Proceeds from disposals of property and equipment		0.0	0.0	0.0
Advances on note receivable from consolidated subsidiary				481.3
Collections on note receivable from consolidated subsidiary			(689.7)	(540.1)
Net cash provided by (used in) investing activities		(32.6)	(608.9)	(21.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates		0.0	(3.2)	(1.6)
Distributions to issuer		32.6	(80.8)	(37.5)
Proceeds from borrowings			0.0	(481.3)
Reductions of long-term debt		0.0	689.7	540.1
Payments of Financing Costs			0.0	0.0
Dividends paid		15.1	109.7	49.0
Debt issue costs			0.0
Shares repurchased for tax withholdings on vesting of restricted share units		0.0	0.0	0.0
Excess tax benefits from share-based compensation			0.0
Net cash provided by (used in) financing activities		47.7	715.4	68.7
INCREASE IN CASH AND CASH EQUIVALENTS		0.0	0.0	0.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		0.0	0.0	0.0
CASH AND CASH EQUIVALENTS, END OF PERIOD		0.0	0.0	0.0
Proceeds From (Payments To) Divestiture (Acquisition) Of Interest In Consolidated Subsidiaries		(32.6)	80.8	37.5
Rowan Companies plc (Parent) [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE		0.0	0.0	0.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)		0.0	0.0	0.0
Depreciation and amortization		0.0	0.0	0.0
Selling, general and administrative		29.2	28.5	26.2
Gain on sale of assets to unconsolidated subsidiary		0.0
(Gain) loss on disposals of property and equipment		0.0	0.0	0.0
Gain on litigation settlement				0.0
Material charges and other operating items			0.0	0.0
Total costs and expenses		29.2	28.5	26.2
Income (Loss) from Equity Method Investments		0.0
INCOME (LOSS) FROM OPERATIONS		(29.2)	(28.5)	(26.2)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized		0.0	0.0	0.0
Interest income		0.0	0.0	0.8
Gain on extinguishment of debt		0.0	0.0	0.0
Other - net		20.4	21.2	22.3
Total other (expense) - net		20.4	21.2	23.1
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES		(8.8)	(7.3)	(3.1)
Provision for income taxes		0.0	0.0	0.0
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX		81.5	327.9	96.4
NET INCOME		72.7	320.6	93.3
Statement of Comprehensive Income [Abstract]
NET INCOME		72.7	320.6	93.3
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes		(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes		11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)		(21.9)	2.3	20.8
COMPREHENSIVE INCOME		50.8	322.9	114.1
CURRENT ASSETS:
Cash and cash equivalents		3.7	17.3	45.9	0.2	3.7
Receivables - trade and other					0.0	0.0
Prepaid expenses and other current assets					0.3	0.3
Total current assets					0.5	4.0
Property and equipment - gross					0.0	0.0
Less accumulated depreciation and amortization					0.0	0.0
Property and equipment - net					0.0	0.0
Investment in Consolidated Subsidiary					5,401.1	5,115.8
Long-term note receivable from unconsolidated subsidiary					0.0
Due from affiliates					0.2	0.4
Investment in unconsolidated subsidiary					0.0
Other assets					0.0	0.0
TOTAL ASSETS					5,401.8	5,120.2
CURRENT LIABILITIES:
Current portion of long-term debt						0.0
Accounts payable - trade					0.7	0.4
Deferred revenue					0.0	0.0
Accrued liabilities					0.1	0.3
Total current liabilities					0.8	0.7
Long-term debt, less current portion					0.0	0.0
Due to affiliates					11.2	0.4
Other liabilities					3.8	5.2
Deferred income taxes - net					(0.1)	0.0
Shareholders' equity					5,386.1	5,113.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY					5,401.8	5,120.2
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations		(10.0)	(6.4)	(6.3)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		0.0	0.0	0.0
Proceeds from (Payments for) Other Financing Activities		0.0
Investment in unconsolidated subsidiary		0.0
Contributions to unconsolidated subsidiary for note receivable		0.0
Proceeds from sale of assets to unconsolidated subsidiary		0.0
Repayments of note receivable from unconsolidated subsidiary		0.0
Proceeds from disposals of property and equipment		0.0	0.0	0.0
Advances on note receivable from consolidated subsidiary				0.0
Collections on note receivable from consolidated subsidiary			0.0	36.6
Net cash provided by (used in) investing activities		0.0	(0.2)	36.8
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates		12.2	(2.0)	(7.4)
Distributions to issuer		0.0	0.0	0.0
Proceeds from borrowings			0.0	0.0
Reductions of long-term debt		0.0	0.0	0.0
Payments of Financing Costs			0.0	0.0
Dividends paid		0.0	0.0	(50.5)
Debt issue costs			0.0
Shares repurchased for tax withholdings on vesting of restricted share units		(5.7)	(5.0)	(1.2)
Excess tax benefits from share-based compensation			0.0
Net cash provided by (used in) financing activities		6.5	(7.0)	(59.1)
INCREASE IN CASH AND CASH EQUIVALENTS		(3.5)	(13.6)	(28.6)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		3.7	17.3	45.9
CASH AND CASH EQUIVALENTS, END OF PERIOD		0.2	3.7	17.3
Proceeds From (Payments To) Divestiture (Acquisition) Of Interest In Consolidated Subsidiaries		$ 0.0	(0.2)	0.2
RCI (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary ownership percentage by parent		100.00%
RCI (Issuer) [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE		$ 48.7	40.4	60.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)		0.5	12.4	13.0
Depreciation and amortization		18.3	19.2	19.5
Selling, general and administrative		0.2	5.5	3.9
Gain on sale of assets to unconsolidated subsidiary		0.0
(Gain) loss on disposals of property and equipment		1.7	0.9	0.9
Gain on litigation settlement				0.0
Material charges and other operating items			0.0	0.0
Total costs and expenses		20.7	38.0	37.3
Income (Loss) from Equity Method Investments		0.0
INCOME (LOSS) FROM OPERATIONS		28.0	2.4	22.7
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized		(155.8)	(155.5)	(145.3)
Interest income		3.6	5.1	22.1
Gain on extinguishment of debt		1.7	(31.2)	(1.5)
Other - net		(20.7)	(20.9)	(25.5)
Total other (expense) - net		(171.2)	(202.5)	(150.2)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES		(143.2)	(200.1)	(127.5)
Provision for income taxes		(330.1)	46.9	32.9
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX		151.4	(17.2)	(128.5)
NET INCOME		338.3	(264.2)	(288.9)
Statement of Comprehensive Income [Abstract]
NET INCOME		338.3	(264.2)	(288.9)
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes		(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes		11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)		(21.9)	2.3	20.8
COMPREHENSIVE INCOME		316.4	(261.9)	(268.1)
CURRENT ASSETS:
Cash and cash equivalents		532.0	9.5	48.6	206.3	532.0
Receivables - trade and other					1.2	1.8
Prepaid expenses and other current assets					10.7	12.9
Total current assets					218.2	546.7
Property and equipment - gross					241.9	631.0
Less accumulated depreciation and amortization					121.4	273.8
Property and equipment - net					120.5	357.2
Investment in Consolidated Subsidiary					6,253.5	6,054.6
Long-term note receivable from unconsolidated subsidiary					0.0
Due from affiliates					680.0	437.2
Investment in unconsolidated subsidiary					0.0
Other assets					5.2	5.6
TOTAL ASSETS					7,277.4	7,401.3
CURRENT LIABILITIES:
Current portion of long-term debt						126.8
Accounts payable - trade					12.9	22.4
Deferred revenue					0.0	0.1
Accrued liabilities					95.6	107.4
Total current liabilities					108.5	256.7
Long-term debt, less current portion					2,510.3	2,553.4
Due to affiliates					11.4	63.9
Other liabilities					261.2	283.9
Deferred income taxes - net					182.7	582.1
Shareholders' equity					4,203.3	3,661.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY					7,277.4	7,401.3
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations		(11.3)	(58.8)	5.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		(18.3)	(44.5)	(23.2)
Proceeds from (Payments for) Other Financing Activities		0.0
Investment in unconsolidated subsidiary		0.0
Contributions to unconsolidated subsidiary for note receivable		0.0
Proceeds from sale of assets to unconsolidated subsidiary		0.0
Repayments of note receivable from unconsolidated subsidiary		0.0
Proceeds from disposals of property and equipment		1.0	0.4	2.9
Advances on note receivable from consolidated subsidiary				(481.3)
Collections on note receivable from consolidated subsidiary			689.7	503.5
Net cash provided by (used in) investing activities		15.3	565.0	(35.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates		(159.7)	58.2	89.9
Distributions to issuer		0.0	0.0	0.0
Proceeds from borrowings			500.0	220.0
Reductions of long-term debt		(170.0)	(511.8)	(317.9)
Payments of Financing Costs			24.0	1.0
Dividends paid		0.0	0.0	0.0
Debt issue costs			(8.7)
Shares repurchased for tax withholdings on vesting of restricted share units		0.0	0.0	0.0
Excess tax benefits from share-based compensation			2.6
Net cash provided by (used in) financing activities		(329.7)	16.3	(9.0)
INCREASE IN CASH AND CASH EQUIVALENTS		(325.7)	522.5	(39.1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		532.0	9.5	48.6
CASH AND CASH EQUIVALENTS, END OF PERIOD		206.3	532.0	9.5
Proceeds From (Payments To) Divestiture (Acquisition) Of Interest In Consolidated Subsidiaries		32.6	(80.6)	(37.7)
Other non-guarantor subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE		1,283.2	1,836.9	2,133.4
COSTS AND EXPENSES:
Direct operating costs (excluding items below)		727.5	796.4	1,017.6
Depreciation and amortization		385.4	382.7	370.4
Selling, general and administrative		81.3	74.2	91.7
Gain on sale of assets to unconsolidated subsidiary		(157.4)
(Gain) loss on disposals of property and equipment		7.7	7.8	(8.6)
Gain on litigation settlement				0.0
Material charges and other operating items			32.9	337.3
Total costs and expenses		1,044.5	1,294.0	1,808.4
Income (Loss) from Equity Method Investments		0.9
INCOME (LOSS) FROM OPERATIONS		239.6	542.9	325.0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized		(0.5)	(4.1)	(22.8)
Interest income		12.4	2.8	1.0
Gain on extinguishment of debt		0.0	0.0	0.0
Other - net		(0.2)	(8.6)	(14.9)
Total other (expense) - net		11.7	(9.9)	(36.7)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES		251.3	533.0	288.3
Provision for income taxes		34.8	(6.7)	48.6
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX		0.0	0.0	0.0
NET INCOME		216.5	539.7	239.7
Statement of Comprehensive Income [Abstract]
NET INCOME		216.5	539.7	239.7
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes		0.0	0.0	0.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes		0.0	0.0	0.0
OTHER COMPREHENSIVE INCOME (LOSS)		0.0	0.0	0.0
COMPREHENSIVE INCOME		216.5	539.7	239.7
CURRENT ASSETS:
Cash and cash equivalents		719.8	457.4	244.7	1,125.6	719.8
Receivables - trade and other					211.6	299.5
Prepaid expenses and other current assets					4.5	10.3
Total current assets					1,341.7	1,029.6
Property and equipment - gross					8,592.0	8,469.8
Less accumulated depreciation and amortization					2,159.8	1,767.0
Property and equipment - net					6,432.2	6,702.8
Investment in Consolidated Subsidiary					0.0	0.0
Long-term note receivable from unconsolidated subsidiary					270.2
Due from affiliates					11.5	64.2
Investment in unconsolidated subsidiary					30.9
Other assets					7.6	29.7
TOTAL ASSETS					8,094.1	7,826.3
CURRENT LIABILITIES:
Current portion of long-term debt						0.0
Accounts payable - trade					83.6	71.5
Deferred revenue					1.1	103.8
Accrued liabilities					63.4	51.1
Total current liabilities					148.1	226.4
Long-term debt, less current portion					0.0	0.0
Due to affiliates					669.1	437.5
Other liabilities					28.6	49.7
Deferred income taxes - net					10.9	139.3
Shareholders' equity					7,237.4	6,973.4
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY					$ 8,094.1	$ 7,826.3
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations		336.2	1,101.3	1,047.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures		(82.3)	(73.1)	(699.7)
Proceeds from (Payments for) Other Financing Activities		(7.7)
Investment in unconsolidated subsidiary		(30.0)
Contributions to unconsolidated subsidiary for note receivable		(357.7)
Proceeds from sale of assets to unconsolidated subsidiary		357.7
Repayments of note receivable from unconsolidated subsidiary		87.5
Proceeds from disposals of property and equipment		2.3	5.8	16.5
Advances on note receivable from consolidated subsidiary				0.0
Collections on note receivable from consolidated subsidiary			0.0	0.0
Net cash provided by (used in) investing activities		(30.2)	(67.3)	(683.2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates		147.5	(53.0)	(80.9)
Distributions to issuer		(32.6)	80.8	37.5
Proceeds from borrowings			0.0	481.3
Reductions of long-term debt		0.0	(689.7)	(540.1)
Payments of Financing Costs			0.0	0.0
Dividends paid		(15.1)	(109.7)	(49.0)
Debt issue costs			0.0
Shares repurchased for tax withholdings on vesting of restricted share units		0.0	0.0	0.0
Excess tax benefits from share-based compensation			0.0
Net cash provided by (used in) financing activities		99.8	(771.6)	(151.2)
INCREASE IN CASH AND CASH EQUIVALENTS		405.8	262.4	212.7
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD		719.8	457.4	244.7
CASH AND CASH EQUIVALENTS, END OF PERIOD		1,125.6	719.8	457.4
Proceeds From (Payments To) Divestiture (Acquisition) Of Interest In Consolidated Subsidiaries		$ 0.0	$ 0.0	$ 0.0